CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statement
Revenue	€ 7,644	€ 6,345	€ 5,199
Cost of sales	(6,406)	(5,236)	(4,322)
Gross profit/(loss)	1,238	1,109	877
Sales, general and administration expenses	(402)	(416)	(318)
Intangible amortization	(235)	(173)	(109)
Operating profit/(loss)	601	520	450
Finance expense	(602)	(693)	(527)
Finance income		78
Profit/(loss) before tax	(1)	(95)	(77)
Income tax (charge)/credit	35	(60)	(43)
Profit/(loss) for the year	34	(155)	(120)
Profit/(loss) attributable to:
Owners of the parent	31	(155)	(120)
Non‑controlling interests	3
Before exceptional items
Consolidated income statement
Revenue	7,644	6,345	5,199
Cost of sales	(6,321)	(5,221)	(4,285)
Gross profit/(loss)	1,323	1,124	914
Sales, general and administration expenses	(359)	(300)	(274)
Intangible amortization	(235)	(173)	(109)
Operating profit/(loss)	729	651	531
Finance expense	(479)	(528)	(514)
Profit/(loss) before tax	250	123	17
Income tax (charge)/credit	(87)	(103)	(75)
Profit/(loss) for the year	163	20	(58)
Exceptional items
Consolidated income statement
Cost of sales	(85)	(15)	(37)
Gross profit/(loss)	(85)	(15)	(37)
Sales, general and administration expenses	(43)	(116)	(44)
Operating profit/(loss)	(128)	(131)	(81)
Finance expense	(123)	(165)	(13)
Finance income		78
Profit/(loss) before tax	(251)	(218)	(94)
Income tax (charge)/credit	122	43	32
Profit/(loss) for the year	€ (129)	€ (175)	€ (62)